Related Party Transactions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Related Party Transactions (Details) [Line Items]
Software sale
Hardware sales
Outstanding advances owed	$ 1,114	$ 598
HiTek [Member]
Related Party Transactions (Details) [Line Items]
Minority shareholders	one
Beijing Zhongzhe Yuantong Technology Co., Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Accounts receivable		$ 399,465